                              GARTMORE MUTUAL FUNDS

                   Gartmore Optimal Allocations Fund: Moderate
            Gartmore Optimal Allocations Fund: Moderately Aggressive
                  Gartmore Optimal Allocations Fund: Aggressive
                  Gartmore Optimal Allocations Fund: Specialty

                    Supplement dated December 15, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1. Effective  immediately,  the Gartmore Mutual Funds' internet web site address has been changed to the following:

                                www.nwdfunds.com

2. The table on page 4 of the  Prospectus,  identifying  Underlying  Funds  that invest in Specialty Assets, shall be amended to include the following:

Unaffiliated TIPS Bond Funds
Unaffiliated International Bond Funds
Unaffiliated Commodity-Linked Funds

3.  The  section  entitled  "Risks  Associated  with  Stocks"  on  page 5 of the
Prospectus shall be amended to include the following:

Short-sales risk - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

The Underlying Fund's performance may also suffer if it is required to close out a  short  position  earlier  than  it had  intended.  This  would  occur  if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

4. The section heading on page 6 of the Prospectus  entitled  "Risks  Associated with  International  Stocks" is replaced  with the  following  section  heading:
"Risks Associated with International Securities".

5. The section entitled "Risks Associated with Bonds and Short-Term Investments"
on page 6 of the Prospectus shall be amended to include the following:

TIPS bond risk - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

6. The section entitled  "Additional Risks that May Affect the Optimal Funds" on page 7 of the Prospectus shall be amended to include the following:

Redemption  fee  risk  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders  on account of market  timing  activity.  The Optimal  Funds do not intend to  engage in market  timing in  Underlying  Fund  shares.  However,  the
Optimal Funds will place purchase and redemption  orders in shares of Underlying
Funds pursuant to an  established  asset  allocation  model in response to daily purchases and redemptions of the Optimal Funds' own shares,  to conduct periodic rebalancing  of the Optimal  Funds' assets to conform to the  established  model following periods of market  fluctuation,  and in response to changes made to an existing asset allocation model itself. While the portfolio manager will attempt to conduct the Optimal Funds'  purchase and redemption of Underlying Fund shares in a manner to avoid or  minimize  subjecting  the Optimal  Funds to  redemption fees,  there may be instances  where payment of such fees is  unavoidable or the portfolio manager is not successful in minimizing their impact.

7. The "Appendix - Description of Underlying  Funds" beginning on page 33 of the
Prospectus shall be amended to include the following:

UNAFFILIATED  TIPS BOND FUNDS The Funds may  invest in one or more  unaffiliated mutual funds or exchange-traded funds that, under normal  circumstances,  invest at least 80% of the value of their net assets in  Treasury  Inflation  Protected
Securities,  also known as TIPS. TIPS are securities issued by the U.S. Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price.

UNAFFILIATED  INTERNATIONAL  BOND  FUNDS  The  Funds  may  invest in one or more unaffiliated mutual funds that, under normal circumstances,  invest at least 80%
of the  value  of  their  net  assets  in  fixed-income  securities  of  foreign government  and corporate  issuers.  Such  fixed-income  securities  may include long-term and short-term  foreign government bonds,  participation  interests in loans,  debt obligations of foreign  corporations,  structured note derivatives,
stripped   securities,   zero   coupon   securities,   and   bonds   issued   by
"supra-national"  entities,  such as the World Bank. These funds also may invest in securities  that are rated below  investment  grade  (commonly known as "junk bonds") and in securities  issued in emerging market  countries.  In addition to the types of risk offered by funds that invest  primarily in U.S.  bonds,  these funds  also  present  the risks  inherent  in foreign  securities  and lower- or
non-rated  securities.   These  risks  are  more  significant  with  respect  to
fixed-income  securities  issued or traded in emerging  markets  and  developing countries.

UNAFFILIATED  COMMODITY-LINKED  FUNDS  The  Funds  may  invest  in one  or  more
unaffiliated   mutual  funds  or   exchange-traded   funds  that,  under  normal
circumstances,  invest at least 80% of the value of their net  assets,  plus any borrowings  for  investment  purposes,  in  a  combination  of  commodity-linked derivative  instruments and fixed-income  securities  backing those instruments.
These funds will invest primarily in commodity-linked structured notes and swaps designed  to track the  performance  of one of the  widely-recognized  commodity indexes.

8.  Effective  February  28,  2007,  the  Gartmore  Optimal   Allocations  Fund:
Moderately  Aggressive shall be renamed the "Gartmore Optimal  Allocations Fund:
Moderate Growth."

9.  Effective  February  28,  2007,  the  Gartmore  Optimal   Allocations  Fund:
Aggressive shall be renamed the "Gartmore Optimal Allocations Fund: Growth."

As of September 29, 2006, Gartmore Funds and its U.S. operations, as well as the
Funds'  advisers,  distributor,  and  other  service  providers,  are no  longer affiliated with Gartmore Investment  Management Limited (Gartmore U.K.) or other
Gartmore  international   businesses.   Certain  Gartmore  U.S.  companies,  and
marketing  materials  related to them,  will continue to carry the Gartmore name for the next several months under the terms of an agreement with Gartmore U.K.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PS-OPT-2 12/06